Shareholder Report, Line Graph (Details) - USD ($)		2 Months Ended	5 Months Ended	8 Months Ended	11 Months Ended	14 Months Ended	17 Months Ended	20 Months Ended	23 Months Ended
	Jan. 17, 2024	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Mar. 31, 2025	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2025
C000247281
Account Value [Line Items]
Accumulated Value	$ 25,000	$ 26,638	$ 26,970	$ 28,375	$ 27,908	$ 28,189	$ 29,641	$ 30,968	$ 31,544
C000247282
Account Value [Line Items]
Accumulated Value	500,000	532,742	539,846	568,431	559,063	565,207	594,218	621,273	632,773
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	25,000	25,116	25,132	26,438	25,629	26,341	26,659	27,200	27,500
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	500,000	502,314	502,641	528,759	512,570	526,825	533,183	544,007	549,992
S&P Target Date 2025 Index
Account Value [Line Items]
Accumulated Value	25,000	26,262	26,605	28,094	27,533	27,793	29,404	30,739	31,383
S&P Target Date 2025 Index
Account Value [Line Items]
Accumulated Value	$ 500,000	$ 525,236	$ 532,105	$ 561,876	$ 550,662	$ 555,864	$ 588,081	$ 614,774	$ 627,660